Description of Business - Additional Information (Details) - USD ($)			12 Months Ended
	Jan. 13, 2025	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Entity Incorporation, Date of Incorporation		Feb. 16, 2010
Net loss			$ (61,195,000)	$ (87,589,000)
Working Capital Deficit, Net			114,500,000
Accumulated Deficit		$ (368,056,000)	(429,251,000)	(368,056,000)
Cash and Cash Equivalents		$ 3,213,000	$ 50,237,000	$ 3,213,000
Class of Warrant or Right, Outstanding		1,096,730,000	756,172,000	1,096,730,000
Share Price		$ 0.25	$ 0.88	$ 0.25
Common Stock, Par or Stated Value Per Share		$ 0.00001	$ 0.00001	$ 0.00001
Intangible Assets, Net (Including Goodwill)			$ 0
Sponsor Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Notes Issued	$ 8,753,744
Notes Interest Bearing Interest Rate	7.00%
Sponsor Notes [Member] | Non-Redemption Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Return of Per Share of Non-Redeemed Share			$ 1.5
PIPE Subscription Agreements [Member] | PIPE Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	1,540,300
Share Price	$ 10
Lock Up Agreement [Member] | Merger Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Threshold Period After Business Combination In Which Specified Trading Days Within Any Specified Trading Day Period Commences			20 days
Threshold Consecutive Trading Days For Transfer Assign Or Sale Of Shares Or Warrants After Completion Of Initial Business Combinations			30 days
Threshold Period For Not To Transfer Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination			150 days
Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Outstanding	28,750,000
Private Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Outstanding	898,250
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock And Outstanding Equity Award Threshold Trading Days	20 days
Common Stock And Outstanding Equity Award Threshold Consecutive Tradingdays	30 days
Description Of Common Stock And Outstanding Equity Award Stock			Burkhan agreed to the right to receive up to an aggregate amount of 2,600,000 shares of Blaize Holdings Class A Common Stock following the occurrence of each triggering event stated above (the “Burkhan Earnout Shares”). The Burkhan Earnout Shares will vest in four equal tranches of 325,000 shares plus 325,000 Blaize Holdings Class A Common Stock multiplied by the cash ratio (the “Proportionate Shares Number”). The “Cash Ratio” is the ratio equal to (x) Available Acquiror Cash, divided by (y) the Minimum Cash Amount (both of such terms as defined in the Merger Agreements).
Common Class A [Member] | Non-Redemption Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Par or Stated Value Per Share			$ 0.0001
Common Class A [Member] | Sponsor Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Number Of Common Stock Pledge	2,000,000
Issuance Of Sponsor Note Shares	750,000
Common Class A [Member] | Earn Out Shares Issuance On When Price Per Share Of Class Common Stock Equals Or Exceeds [Member]
Subsidiary, Sale of Stock [Line Items]
Commonstock And Outstanding Equity Award	15,000,000
Common Class A [Member] | Earnout Shares Issuance On When Price PerShare Of Class Common Stock Equals Or Exceeds Trigger One [Member]
Subsidiary, Sale of Stock [Line Items]
Commonstock And Outstanding Equity Award	3,750,000
Common Stock And Outstanding Equity Award Stock Price Trigger	$ 12.5
Common Stock And Outstanding Equity Award Threshold Trading Days	20 days
Common Stock And Outstanding Equity Award Threshold Consecutive Tradingdays	30 days
Common Class A [Member] | Earnout Shares Issuance On When Price Pershare Of Class Common Stock Equals Or Exceeds Trigger Two [Member]
Subsidiary, Sale of Stock [Line Items]
Commonstock And Outstanding Equity Award	3,750,000
Common Stock And Outstanding Equity Award Stock Price Trigger	$ 15
Common Stock And Outstanding Equity Award Threshold Trading Days	20 days
Common Stock And Outstanding Equity Award Threshold Consecutive Tradingdays	30 days
Common Class A [Member] | Earnout Shares Issuance On When Price Per Share Of Class Common Stock Equals Or Exceeds Trigger Three [Member]
Subsidiary, Sale of Stock [Line Items]
Commonstock And Outstanding Equity Award	3,750,000
Common Stock And Outstanding Equity Award Stock Price Trigger	$ 17.5
Common Stock And Outstanding Equity Award Threshold Trading Days	20 days
Common Stock And Outstanding Equity Award Threshold Consecutive Tradingdays	30 days
Common Class A [Member] | Earnout Shares Issuance On When Price Per Share Of Class Common Stock Equals Or Exceeds Trigger Four [Member]
Subsidiary, Sale of Stock [Line Items]
Commonstock And Outstanding Equity Award	3,750,000
Common Stock And Outstanding Equity Award Stock Price Trigger	$ 20
Common Class A Subject To Redemption [Member] | Lock Up Agreement [Member] | Merger Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Transfer Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination Stock Price Trigger			$ 12
Merger Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of Stock, Description	each share of the Company’s common stock issued and outstanding were canceled and converted into the right to receive shares of Blaize Holdings Class A common stock and each share of Merger Sub Capital Stock was converted into one share of Blaize Holdings Class A common stock
Conversion Of Stock Share Price	$ 0.0001
Interest Holders [Member]
Subsidiary, Sale of Stock [Line Items]
Equity Method Investment, Ownership Percentage			65.00%
Blaize Artificial Intelligence Middle East, LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Subsidiary, Ownership Percentage, Parent			35.00%